Discontinued Operations (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses [Abstract]
Net loss from discontinued operations, net of tax	$ 0	$ 0	$ (189)
Operating activities [Abstract]
Net loss from discontinued operations, net of tax	0	0	(189)
Changes in operating assets and liabilities [Abstract]
Net cash provided by discontinued operating activities	0	0	5,267
Investing activities [Abstract]
Cash flows provided by investing activities of discontinued operations	$ 0	$ 0	1,073
Blockchain Mining and Management Services
Summary of Net Loss from Discontinued Operations [Abstract]
Blockchain and management services revenue			9,692
Operating expenses [Abstract]
Cost of revenue			3,138
Equipment disposal gain			(99)
Operating income			6,653
Fair value adjustments of trading securities			(2,088)
Assets impairment loss			(4,510)
Other (income) expense, net			(300)
Loss from discontinued operations before income tax			(245)
Income tax benefit			(56)
Net loss from discontinued operations, net of tax			(189)
Operating activities [Abstract]
Net loss from discontinued operations, net of tax			(189)
Adjustments to reconcile net (loss) income to net cash from operating activities [Abstract]
Depreciation			1,428
Noncash lease expense			6
Assets impairment			4,510
Equipment disposal gain			(99)
Fair value adjustments of trading securities			2,088
Realized loss on trading securities			300
Increase in digital currency from mining and management services			(9,692)
Changes in operating assets and liabilities [Abstract]
Prepaid and other current assets			115
Proceeds from sale of digital currency			9,692
Net cash provided by discontinued operating activities			8,159
Investing activities [Abstract]
Proceeds from sales of trading securities			866
Proceeds from sale of property and equipment			207
Cash flows provided by investing activities of discontinued operations			$ 1,073